UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Queens Road Small Cap Value Fund
	Schedule of Investments
	February 28, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 94.23%

Aerospace & Defense - 1.45%
32,300	Allied Defense Group, Inc. *	$ 198,645

Agricultural Products-Livestock & Animal Specialties - 1.59%
63,600	Sadia S.A. (Brazil) ADR	217,512

Aircraft Part & Auxiliary Equipment - 2.11%
22,700	Ducommun, Inc.	288,744

Application Software - 2.30%
112,000	Epicor Software Corp. *	314,720

Asset Management - 1.05%
2,200	Capital Southwest Corp.	144,452

Auto Parts & Equipment - 2.42%
31,800	ATC Technology Corp. *	331,038

Computer Peripheral Equipment - 0.36%
3,900	Rimage Corp. *	49,881

Computer Storage & Peripherals - 2.60%
13,100	Avocent Corp. *	156,938
3,760	Hutchinson Technology, Inc. *	6,768
24,000	Imation Corp.	192,960
		356,666
Construction & Farm Machinery - 0.49%
10,626	Oshkosh Corp.	66,519

Crude Petroleum & Natural Gas - 0.79%
18,900	Vaalco Energy, Inc. *	107,730

Electric & Other Services Combined - 0.24%
3,300	Florida Public Utilities Co.	33,033

Electric Utilites - 1.24%
5,650	MGE Energy, Inc.	169,952

Electronic Equipment & Instruments - 0.30%
8,800	PAR Technology Corp. *	40,480

Employment Services - 0.36%
40,400	Spherion Corp. *	49,692

Fats & Oils - 2.27%
71,800	Darling International, Inc. *	310,894

Financial-Asset Management & Custody Banks - 1.14%
9,000	Eaton Vance Corp.	155,700

Fire, Marine & Casulty Insurance - 2.62%
15,700	Hilltop Holdings, Inc. *	170,973
10,000	United America Indemnity Ltd. Class A *	85,200
4,700	Zenith National Insurance	103,353
		359,526
Food Retail - 4.03%
2,317	Arden Group, Inc.	239,949
11,948	Village Super Market, Inc. Class A	312,560
		552,509
Footwear - 1.85%
25,400	K-Swiss, Inc. Class A	252,984

Gas Utilities - 3.62%
7,300	Piedmont Natural Gas Co., Inc.	176,222
13,300	UGI Corp.	319,067
		495,289
Health Care Distributors & Services - 2.34%
9,520	Owens & Minor, Inc.	320,919

Health Care Supplies - 1.32%
2,402	Atrion Corp.	180,534

Industrial Machinery - 3.67%
14,700	Graco, Inc.	249,606
21,800	Hurco Companies, Inc. *	253,098
		502,704
Information Technology, Electronic Manufacturing Services - 3.65%
13,600	Park Electrochemical Corp.	213,656
62,000	TTM Technologies, Inc. *	285,820
		499,476
Insurance Brokers - 0.75%
10,000	American Safety Insurance Holdings Ltd. *	102,700

Investment Advise - 0.98%
30,500	Janus Capital Group, Inc.	134,505

Investors - 2.00%
23,300	Central Fund of Canada Ltd.	274,241

Mining & Quarrying of Nonmetallic Minerals - 3.03%
82,500	USEC, Inc. *	414,975

Multi-Line Insurance - 1.93%
34,300	Horace Mann Educators Corp.	263,767

Natural Gas Distribution - 0.95%
3,720	New Jersey Resources Corp.	130,460

Networking Equipment - 1.04%
15,200	Bel Fuse, Inc. Class B	142,424

Office Services & Supplies - 1.49%
9,371	United Stationers, Inc. *	203,632

Oil & Gas Exploration & Production - 0.94%
3,000	Encore Acquisition Co. *	60,240
5,000	St. Mary Land & Exploration Co.	67,900
		128,140
Packaged Foods - 1.81%
7,174	Sanderson Farms, Inc.	247,718

Periodicals: Publishing or Publishing & Printing - 0.66%
7,000	Meredith Corp.	89,950

Personal Products - 1.76%
16,875	CCA Industries, Inc.	45,563
35,700	Inter Parfums, Inc.	194,922
		240,485
Primary Smelting & Refining of Nonferrous Metals - 2.38%
85,509	Horsehead Holding Corp. *	325,789

Property & Casualty Insurance - 3.35%
13,450	CNA Surety Corp. *	195,698
5,500	Proassurance Corp. *	262,845
		458,543
Publishing & Printing - 2.13%
26,500	Scholastic Corp.	291,765

Pumps & Pumping Equipment - 1.88%
16,000	Robbins & Myers, Inc.	258,080

Regional Banks - 0.39%
6,000	Wilmington Trust Corp.	54,000

Reinsurance - 1.90%
6,000	Endurance Specialty Holdings, Ltd.	134,220
4,500	Platinum Underwriters Holdings Ltd.	126,180
		260,400
Research & Consulting - 0.50%
4,900	School Specialty, Inc. *	68,943

Retail-Radio, TV & Consumer Electronics Stores - 1.47%
27,500	Radioshack Corp.	201,575

Retail-Catalog & Mail-Order Houses - 0.92%
13,600	Systemax, Inc. *	126,208

Semi-Conductors & Related Devices - 1.60%
32,900	Micrel, Inc.	218,785

Services-Advertising - 0.53%
53,800	Valassis Communications, Inc. *	72,630

Services-Computer Processing & Data Preparation - 1.35%
22,300	Acxiom Corp.	184,644

Services-Prepackaged Software - 2.58%
13,100	Progress Software Corp. *	208,814
30,000	Tibco Software, Inc. *	144,900
		353,714
Specialty Chemicals - 1.46%
40,000	American Pacific Corp. *	200,000

State Commercial Banks - 0.50%
2,776	Penns Wood Bancorp., Inc.	68,012

Steel - 1.72%
11,500	Cleco Corp.	235,980

Sugar & Confectionery Products - 1.37%
29,700	Imperial Sugar Co.	188,892

Surgical & Medical Instruments & Apparatus - 1.25%
14,494	Angiodynamics, Inc. *	172,044

Telephone & Telegraph Apparatus - 4.24%
14,500	Adtran, Inc.	209,380
98,000	Tellabs, Inc. *	372,400
		581,780
Wholesale-Apparel, Piece Goods & Notions - 1.56%
50,535	Delta Apparel, Inc. *	214,773

TOTAL FOR COMMON STOCKS (Cost $17,534,459) - 94.23%		$ 12,909,153

SHORT TERM INVESTMENTS - 5.82%
796,632	AIM Short Term Investments Company Prime Portfolio 0.42% ** (Cost $796,632)	796,632

TOTAL INVESTMENTS (Cost $18,331,091) - 100.05%		$ 13,705,785

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05)%		(6,860)

NET ASSETS - 100.00%		$ 13,698,925

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2009.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Queens Road Small Cap Value Fund
1. SECURITY TRANSACTIONS
At February 28, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $18,331,091 amounted to $4,625,309, which consisted of aggregate gross unrealized appreciation of
$510,388 and aggregate gross unrealized depreciation of $5,135,697.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of February 28, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 13,705,785	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 13,705,785	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Queens Road Value Fund
	Schedule of Investments
	February 28, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 86.25%

Advertising - 0.14%
500	Omnicom Group, Inc.	$ 12,015

Aerospace & Defense - 1.66%
3600	United Technologies Corp.	146,988

Alternative Carriers - 1.34%
15,500	Time Warner, Inc.	118,265

Apparel & Accessories - 2.05%
3,500	V.F. Corp.	181,650

Beverages - 2.08%
4,287	Brown Forman Corp. Class-B	184,255

Broadcasting & Cable TV - 1.35%
20,490	CBS Corp. Class-B	87,492
2,800	Dish Network Corp. Class-A *	31,500
		118,992
Computer Hardware - 5.05%
20,000	Dell, Inc. *	170,600
3,000	International Business Machines, Inc.	276,090
		446,690
Computer Storage & Peripherals - 3.87%
20,000	EMC Corp. *	210,000
4,600	Lexmark International Group *	78,844
12,500	Seagate Technology	53,750
		342,594
Electric Utilites - 3.85%
10,900	Duke Energy Corp.	146,823
1,700	Progress Energy, Inc.	60,214
4,400	Southern Co.	133,364
		340,401
Environmental Services - 2.14%
7,000	Waste Connections, Inc.	189,000

Financial Services - 0.55%
4,000	American Express Co.	48,240

Financials-Asset Management & Custody Banks - 1.00%
3,900	Price T Rowe Group, Inc.	88,686

Food & Kindred Products - 1.39%
6,400	Unilever Plc	123,392

Gold & Silver Ores - 4.19%
4,000	Ishares Comex Gold *	370,640

Health Care Distributors & Services - 1.65%
4,300	Wellpoint, Inc. *	145,856

Health Care Facilities - 1.20%
6,500	Community Health Systems, Inc. *	106,340

Household Products - 1.59%
2,900	Clorox Co.	140,940

Housewares & Specialties - 1.71%
6,380	Fortune Brands, Inc.	151,525

Industrial Conglomerates - 3.49%
3,162	Covidien Ltd.	100,141
10,000	General Electric Co.	85,100
6,162	Tyco International, Inc.	123,548
		308,789
Industrial Instruments For Measurement, Display And Control - 0.66%
1,150	Danaher Corp.	58,374

Industrial Machinery - 3.05%
19,000	Ingersoll-Rand Co. Ltd.	269,420

Insurance Brokers - 1.11%
5,500	Marsh & Mclennan Companies, Inc.	98,615

Integrated Oil & Gas - 1.30%
1,700	Exxon Mobil Corp.	115,430

Integrated Telecommunication Services - 7.07%
11,100	AT&T, Inc.	263,847
6,000	Centurytel, Inc.	157,980
27,333	Windstream Corp.	203,904
		625,731
Internet Software & Services - 3.11%
6,000	Intel Corp.	76,440
15,000	Yahoo, Inc. *	198,450
		274,890
Leisure Products - 0.70%
2,700	Hasbro, Inc.	61,803

Life & Health Insurance - 0.04%
2,700	Conseco, Inc. *	3,267

Movies & Entertainment - 2.71%
11,500	Microsoft Corp.	185,725
4,500	News Corp. Class-A	28,170
1690	Viacom, Inc. Class-B *	26,009
		239,904
Multi-Sector Holdings - 2.18%
13,200	Leucadia National Corp. *	193,116

National Commercial Banks - 1.03%
4,000	JP Morgan Chase & Co.	91,400

Oil & Gas Exploration & Production - 0.80%
1,200	Apache Corp.	70,908

Personal Products - 0.12%
475	Alberto-Culver Co. Class-B	10,518

Pharmaceuticals - 7.85%
6,000	GlaxoSmithkline, PLC - ADR	180,780
3,050	Johnson & Johnson	152,500
7,820	Merck & Co., Inc.	189,244
14,000	Pfizer, Inc.	172,340
		694,864
Property & Casualty Insurance - 3.64%
14,400	Progressive Corp. *	166,608
4,300	Travelers Companies, Inc.	155,445
		322,053
Publishing & Printing - 1.17%
3,300	John Wiley & Sons, Inc. Class-A	103,587

Reinsurance - 2.09%
4,100	Renaissance Re Holdings Ltd.	184,623

Restaurants - 2.50%
4,225	McDonalds Corp.	220,756

Services-General Medical & Surgical Hospitals - 1.65%
5,900	Thomson Reuters Corp.	145,848

Systems Software - 2.19%
14,000	Symantec Corp. *	193,620

Trading Companies & Distributors - 0.52%
700	Grainger WW, Inc.	46,312

Wireless Telecommunication Services - 0.46%
1,586	America Movil S.A.B. de C.V. Series-L ADR	40,411

TOTAL FOR COMMON STOCKS (Cost $11,141,165) - 86.25%		$ 7,630,708

SHORT TERM INVESTMENTS - 13.43%
1,187,874	AIM Short Term Investment Company Prime Portfolio 0.42% ** (Cost $1,187,874)	1,187,874

TOTAL INVESTMENTS (Cost $12,329,039) - 99.68%		8,818,582

OTHER ASSETS LESS LIABILITIES - 0.32%		28,310

NET ASSETS - 100.00%		$ 8,846,892

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2009.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Queens Road Value Fund
1. SECURITY TRANSACTIONS
At February 28, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,329,039 amounted to $3,510,462, which consisted of aggregate gross unrealized appreciation of
$165,689 and aggregate gross unrealized depreciation of $3,676,151.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of February 28, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 8,818,582	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 8,818,582	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date April 29, 2009

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date April 29, 2009

* Print the name and title of each signing officer under his or her signature.